Related Party Transactions and Arrangements (Tables)	12 Months Ended
Mar. 31, 2024
Related Party Transactions and Arrangements [Abstract]
Schedule of Balances with Related Parties	Summary of Balances with Related Parties as follows:
Due from related parties:	March 31, 2024	March 31, 2023
Hangzhou Kahamadi Biotechnology Co., Ltd(1)	32,825	-
Others (the directors of subsidiaries)(1)	280,521	-
Total	$313,346	$-
(1)	Lend to related parties
Due to related parties:	March 31, 2024	March 31, 2023
Due to a director and CEO(2):	1,580,057	683,560
Other(3):	253,452
Total	$1,833,509	$683,560
(2)	Due to foreign exchange restrictions, the Company’s director and CEO, Mr. Lei Liu personally lent U.S. dollars to the Company to facilitate its payments of expenses in the United States. The Company leases a retail space from Mr. Lei Liu. The lease will expire in September 2025. The amounts owed under the lease for the twelve months ended March 31, 2024 were paid to Mr. Liu as of March 31, 2024.
(3)	Linjia Medical borrowed from its non-controlling shareholder.